UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2010 to April 30, 2011

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2011
(unaudited)

■  CREDIT SUISSE
  LARGE CAP BLEND II FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report
April 30, 2011 (unaudited)

May 20, 2011

Dear Shareholder:

Performance Summary
11/01/10 – 04/30/11

Fund and Benchmark	Performance
Common Class[1]	17.04%
Class A1,2	17.00%
Class B1,2	16.63%
Class C1,2	16.56%
Standard & Poor's 500 Index[3]	16.36%
Standard & Poor's SmallCap 600 Index[4]	23.22%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Strong performance despite global events

The six-month period ended April 30, 2011 was a positive one for equities as central banking stimulus policies in the United States and Europe combined with encouraging economic data and growth to ease investor concerns of a double-dip recession. Stock prices also received a boost as a result of these developments. Additionally, the global markets received injections of liquidity from the Federal Reserve's anti-deflationary policy of implementing multiple quantitative easing measures and the cooperative action of G7 nations to stabilize the yen.

The S&P 500 Index — led by gains in the healthcare sector — was up 16.36% for period, while the Dow Jones Industrial Average gained 16.72%. In international markets, the MSCI World Index Net Dividends registered a 14.75% gain, while the Nikkei Index Total Return rose 8.12%.

At the end of April, the target U.S. Federal Funds rate was being maintained at 0.00% – 0.25%, and the discount rate was 0.75%. The Conference Board Consumer Confidence Index experienced a slight gain and now stands at 65.40 (1985 = 100), up from a revised 63.80 in March.

Strategic Review and Outlook: Continued strength in the business cycle

For the six-month period ended April 30, 2011, the Fund slightly outperformed the benchmark. Stock selection and sector weighting in consumer staples and financials contributed positively to performance. Industrials also contributed positively to performance due to stock selection. Conversely, materials and

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

consumer discretionary detracted slightly from performance due to a combination of stock selection and sector weighting.

In our opinion, company specific fundamentals are becoming increasingly important as the business cycle continues to strengthen. Additionally, although many macroeconomic risks have diminished over the past two years, there are still significant events on the horizon that could impact investors — including the end of the quantitative easing policy known as QE2, increasing sovereign credit risk and the rebuilding of Japan's infrastructure.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Average Annual Returns as of March 31, 20111

	1 Year	5 Years	10 Years
Common Class	18.39%	0.43%	6.69%
Class A Without Sales Charge	18.44%	0.44%	6.70%
Class A With Maximum Sales Charge	11.67%	(0.74)%	6.07%
Class B Without CDSC	17.48%	(0.33)%	5.89%
Class B With CDSC	13.48%	(0.33)%	5.89%
Class C Without CDSC	17.53%	(0.32)%	5.90%
Class C With CDSC	16.53%	(0.32)%	5.90%

Average Annual Returns as of April 30, 20111

	1 Year	5 Years	10 Years
Common Class	16.01%	1.16%	6.40%
Class A Without Sales Charge	15.99%	1.18%	6.41%
Class A With Maximum Sales Charge	9.31%	(0.01)%	5.78%
Class B Without CDSC	15.12%	0.41%	5.61%
Class B With CDSC	11.12%	0.41%	5.61%
Class C Without CDSC	15.16%	0.42%	5.61%
Class C With CDSC	14.16%	0.42%	5.61%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.62% for Common Class shares, 1.62% for Class A shares, 2.36% for Class B shares and 2.35% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.38% for Common Class shares, 1.38% for Class A shares, 2.14% for Class B shares and 2.15% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 10.29%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 12.63%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 15.56%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2011.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2011

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,170.40	$1,170.00	$1,166.30	$1,165.60
Expenses Paid per $1,000*	$7.43	$7.42	$11.49	$11.54
Hypothetical 5% Fund Return
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,017.95	$1,017.95	$1,014.18	$1,014.13
Expenses Paid per $1,000*	$6.90	$6.90	$10.69	$10.74
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.38%	1.38%	2.14%	2.15%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend II Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (2.8%)
Goodrich Corp.	700	$61,859
Honeywell International, Inc.	6,600	404,118
Huntington Ingalls Industries, Inc.*§	83	3,320
ITT Corp.	1,100	63,569
L-3 Communications Holdings, Inc.	800	64,152
Lockheed Martin Corp.	2,100	166,425
Northrop Grumman Corp.	1,700	108,137
Precision Castparts Corp.	1,200	185,424
Raytheon Co.	2,600	126,230
Rockwell Collins, Inc.	1,200	75,720
The Boeing Co.	6,200	494,636
United Technologies Corp.	7,700	689,766
		2,443,356
Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	1,000	80,180
Expeditors International of Washington, Inc.	1,200	65,124
FedEx Corp.	2,700	258,309
United Parcel Service, Inc. Class B	8,400	629,748
		1,033,361
Airlines (0.1%)
AirTran Holdings, Inc.*§	3,300	24,783
Southwest Airlines Co.	1,600	18,800
		43,583
Auto Components (0.2%)
Johnson Controls, Inc.	4,800	196,800
Automobiles (0.5%)
Ford Motor Co.*	27,100	419,237
Harley-Davidson, Inc.	1,400	52,164
		471,401
Beverages (2.6%)
Brown-Forman Corp. Class B	700	50,302
Coca-Cola Enterprises, Inc.	1,900	53,979
Dr. Pepper Snapple Group, Inc.	1,500	58,800
Molson Coors Brewing Co. Class B	900	43,875
PepsiCo, Inc.	13,400	923,126
The Coca-Cola Co.	16,200	1,092,852
		2,222,934
Biotechnology (1.4%)
Amgen, Inc.*	6,600	375,210
Biogen Idec, Inc.*	1,700	165,495
Celgene Corp.*	3,900	229,632
Cephalon, Inc.*§	2,700	207,360
Gilead Sciences, Inc.*	5,600	217,504
		1,195,201

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Capital Markets (2.9%)
Ameriprise Financial, Inc.	10,700	$664,042
BlackRock, Inc.	600	117,564
Federated Investors, Inc. Class B§	700	18,046
Franklin Resources, Inc.	1,000	129,120
Invesco, Ltd.	2,700	67,149
Legg Mason, Inc.	300	11,145
Morgan Stanley	9,000	235,350
Northern Trust Corp.	1,800	89,982
State Street Corp.	3,500	162,925
T. Rowe Price Group, Inc.	1,500	96,375
The Bank of New York Mellon Corp.	8,800	254,848
The Charles Schwab Corp.	2,100	38,451
The Goldman Sachs Group, Inc.	4,400	664,444
		2,549,441
Chemicals (3.3%)
Air Products & Chemicals, Inc.	1,500	143,280
CF Industries Holdings, Inc.	400	56,620
E.I. Du Pont de Nemours & Co.	6,600	374,814
Eastman Chemical Co.	400	42,900
Ecolab, Inc.	1,300	68,588
FMC Corp.	400	35,312
International Flavors & Fragrances, Inc.	200	12,704
Lubrizol Corp.	8,100	1,089,612
Monsanto Co.	3,900	265,356
PPG Industries, Inc.	900	85,203
Praxair, Inc.	2,500	266,050
Sigma-Aldrich Corp.	700	49,406
The Dow Chemical Co.	8,400	344,316
The Sherwin-Williams Co.	500	41,145
		2,875,306
Commercial Banks (2.7%)
BB&T Corp.	5,000	134,600
City National Corp.§	600	34,266
Comerica, Inc.	300	11,379
Fifth Third Bancorp	5,300	70,331
Huntington Bancshares, Inc.	2,500	16,975
KeyCorp	5,600	48,552
M&T Bank Corp.	2,900	256,273
PNC Financial Services Group, Inc.	3,700	230,658
Regions Financial Corp.	7,400	54,316
SunTrust Banks, Inc.	3,600	101,484
U.S. Bancorp	12,800	330,496
Wells Fargo & Co.	37,500	1,091,625
		2,380,955

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.3%)
Iron Mountain, Inc.	1,100	$35,035
R. R. Donnelley & Sons Co.	500	9,430
Republic Services, Inc.	1,800	56,916
Stericycle, Inc.*	500	45,640
Waste Management, Inc.§	3,400	134,164
		281,185
Communications Equipment (1.8%)
Cisco Systems, Inc.	39,500	693,620
F5 Networks, Inc.*	400	40,544
Harris Corp.§	200	10,626
Juniper Networks, Inc.*	3,100	118,823
Motorola Mobility Holdings, Inc.*	612	15,949
Motorola Solutions, Inc.*	2,000	91,760
QUALCOMM, Inc.	10,300	585,452
		1,556,774
Computers & Peripherals (4.5%)
Apple, Inc.*	6,600	2,298,318
Dell, Inc.*	12,000	186,120
EMC Corp.*	14,800	419,432
Hewlett-Packard Co.	18,200	734,734
NetApp, Inc.*	2,100	109,158
SanDisk Corp.*	1,400	68,796
Western Digital Corp.*	1,400	55,720
		3,872,278
Construction & Engineering (0.1%)
Fluor Corp.	1,000	69,940
Jacobs Engineering Group, Inc.*	700	34,727
Quanta Services, Inc.*	400	8,672
		113,339
Construction Materials (0.0%)
Vulcan Materials Co.	700	31,640
Consumer Finance (0.9%)
American Express Co.	8,800	431,904
Capital One Financial Corp.	3,300	180,609
Discover Financial Services	3,200	79,488
SLM Corp.*	3,100	51,429
		743,430
Containers & Packaging (0.1%)
Ball Corp.	900	33,579
Sealed Air Corp.	1,200	30,924
		64,503

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Distributors (0.1%)
Genuine Parts Co.	900	$48,330
Diversified Consumer Services (0.2%)
Apollo Group, Inc. Class A*	800	32,024
DeVry, Inc.	2,100	111,090
		143,114
Diversified Financial Services (4.0%)
Bank of America Corp.	71,700	880,476
Citigroup, Inc.*	196,800	903,312
CME Group, Inc.	600	177,462
IntercontinentalExchange, Inc.*	400	48,140
JPMorgan Chase & Co.	28,100	1,282,203
Leucadia National Corp.	300	11,598
Moody's Corp.§	3,000	117,420
NYSE Euronext	1,500	60,075
The NASDAQ OMX Group, Inc.*	1,100	29,810
		3,510,496
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	42,300	1,316,376
CenturyTel, Inc.	4,713	192,196
Frontier Communications Corp.	5,800	47,966
Verizon Communications, Inc.	15,800	596,924
Windstream Corp.	2,700	34,587
		2,188,049
Electric Utilities (1.3%)
American Electric Power Co., Inc.	2,800	102,144
Duke Energy Corp.	2,700	50,355
Edison International	1,900	74,613
Entergy Corp.	1,300	90,636
Exelon Corp.	4,700	198,105
FirstEnergy Corp.	2,433	97,223
NextEra Energy, Inc.	3,000	169,710
PPL Corp.	2,800	76,804
Progress Energy, Inc.	500	23,725
Southern Co.	6,000	234,240
		1,117,555
Electrical Equipment (0.5%)
Emerson Electric Co.	5,400	328,104
Rockwell Automation, Inc.	800	69,704
Roper Industries, Inc.§	500	43,245
		441,053

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. Class A	1,000	$55,910
Corning, Inc.	11,000	230,340
FLIR Systems, Inc.	900	31,698
		317,948
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	2,600	201,266
Cameron International Corp.*	1,400	73,808
Diamond Offshore Drilling, Inc.	400	30,348
FMC Technologies, Inc.*	1,400	65,072
Halliburton Co.	5,400	272,592
Helmerich & Payne, Inc.	500	33,170
Nabors Industries, Ltd.*	1,600	49,024
National-Oilwell Varco, Inc.	2,500	191,725
Noble Corp.	1,800	77,418
Rowan Cos., Inc.*	700	29,190
Schlumberger, Ltd.	8,200	735,950
		1,759,563
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	3,100	250,852
CVS Caremark Corp.	8,600	311,664
Safeway, Inc.	2,100	51,051
Sysco Corp.	4,200	121,422
The Kroger Co.	4,400	106,964
Wal-Mart Stores, Inc.	16,300	896,174
Walgreen Co.	6,800	290,496
Whole Foods Market, Inc.	800	50,208
		2,078,831
Food Products (1.8%)
Archer-Daniels-Midland Co.	5,400	199,908
Campbell Soup Co.§	1,000	33,590
ConAgra Foods, Inc.	2,600	63,570
General Mills, Inc.	5,400	208,332
H.J. Heinz Co.	2,200	112,706
Kellogg Co.	1,500	85,905
Kraft Foods, Inc. Class A	14,700	493,626
McCormick & Co., Inc.§	700	34,384
Mead Johnson Nutrition Co.	1,200	80,256
Sara Lee Corp.	3,700	71,040
The Hershey Co.	900	51,939
The J.M. Smucker Co.	700	52,549
Tyson Foods, Inc. Class A	2,000	39,800
		1,527,605
Gas Utilities (0.0%)
ONEOK, Inc.§	200	13,988

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	4,000	$227,600
Becton, Dickinson and Co.	1,600	137,504
Boston Scientific Corp.*	10,400	77,896
CareFusion Corp.*	1,200	35,244
Covidien PLC	3,900	217,191
CR Bard, Inc.	500	53,375
Edwards Lifesciences Corp.*	600	51,810
Intuitive Surgical, Inc.*	200	69,940
Medtronic, Inc.	9,000	375,750
St. Jude Medical, Inc.	1,900	101,536
Stryker Corp.	2,500	147,500
Varian Medical Systems, Inc.*	700	49,140
Zimmer Holdings, Inc.*	1,100	71,775
		1,616,261
Health Care Providers & Services (2.3%)
Aetna, Inc.	2,300	95,174
AmerisourceBergen Corp.	1,600	65,024
Cardinal Health, Inc.	2,100	91,749
CIGNA Corp.	1,600	74,928
DaVita, Inc.*	500	44,045
Express Scripts, Inc.*	3,800	215,612
Humana, Inc.*	5,700	433,884
Laboratory Corp. of America Holdings*	600	57,882
McKesson Corp.	1,800	149,418
Medco Health Solutions, Inc.*	2,600	154,258
Quest Diagnostics, Inc.	900	50,742
UnitedHealth Group, Inc.	7,300	359,379
WellPoint, Inc.	2,700	207,333
		1,999,428
Health Care Technology (0.1%)
Cerner Corp.*	400	48,072
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	3,100	118,017
Darden Restaurants, Inc.	200	9,394
Marriott International, Inc. Class A	1,700	60,010
McDonald's Corp.	8,800	689,128
Starbucks Corp.	5,400	195,426
Starwood Hotels & Resorts Worldwide, Inc.	1,100	65,527
Wyndham Worldwide Corp.	300	10,383
Wynn Resorts, Ltd.§	400	58,860
Yum! Brands, Inc.	3,400	182,376
		1,389,121

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables (0.5%)
Fortune Brands, Inc.	900	$58,572
Harman International Industries, Inc.	2,300	111,619
Newell Rubbermaid, Inc.	1,600	30,496
Stanley Black & Decker, Inc.	1,000	72,650
Whirlpool Corp.	2,000	172,360
		445,697
Household Products (2.4%)
Clorox Co.§	400	27,864
Colgate-Palmolive Co.	4,200	354,270
Kimberly-Clark Corp.	2,900	191,574
The Procter & Gamble Co.	23,700	1,538,130
		2,111,838
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	1,100	40,062
NRG Energy, Inc.*§	500	12,100
The AES Corp.*	3,800	50,312
		102,474
Industrial Conglomerates (2.3%)
3M Co.	5,000	486,050
General Electric Co.	67,000	1,370,150
Tyco International, Ltd.	3,200	155,968
		2,012,168
Insurance (3.7%)
ACE, Ltd.	2,400	161,400
Aflac, Inc.	3,800	213,522
American International Group, Inc.*§	1,000	31,150
AON Corp.	2,000	104,340
Berkshire Hathaway, Inc. Class B*	12,400	1,032,920
Chubb Corp.	3,900	254,241
Cincinnati Financial Corp.§	300	9,504
Genworth Financial, Inc. Class A*	2,600	31,694
Hartford Financial Services Group, Inc.§	2,600	75,322
Lincoln National Corp.	1,800	56,214
Loews Corp.	1,800	79,668
Marsh & McLennan Cos., Inc.	2,900	87,812
MetLife, Inc.	7,100	332,209
Principal Financial Group, Inc.	1,900	64,125
Prudential Financial, Inc.	2,900	183,918
The Allstate Corp.	3,800	128,592
The Progressive Corp.	3,900	85,566
The Travelers Cos., Inc.	4,300	272,104
Unum Group	900	23,832
XL Group PLC	800	19,536
		3,247,669

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	2,600	$510,900
Expedia, Inc.§	1,600	40,048
NetFlix, Inc.*§	300	69,801
priceline.com, Inc.*	300	164,103
		784,852
Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	300	10,332
eBay, Inc.*	8,000	275,200
Google, Inc. Class A*	1,700	924,970
VeriSign, Inc.	900	33,264
Yahoo!, Inc.*	9,600	170,400
		1,414,166
IT Services (3.1%)
Automatic Data Processing, Inc.	3,500	190,225
Cognizant Technology Solutions Corp. Class A*	1,800	149,220
Computer Sciences Corp.	800	40,784
Fidelity National Information Services, Inc.	1,500	49,650
Fiserv, Inc.*	800	49,048
International Business Machines Corp.	9,400	1,603,452
Mastercard, Inc. Class A	600	165,534
Paychex, Inc.	1,900	62,149
Teradata Corp.*	900	50,328
The Western Union Co.	3,800	80,750
Visa, Inc. Class A	3,400	265,608
		2,706,748
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	700	32,788
Mattel, Inc.	2,000	53,440
		86,228
Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.*	2,500	124,775
Life Technologies Corp.*	1,100	60,720
Thermo Fisher Scientific, Inc.*	3,300	197,967
Waters Corp.*	500	49,000
		432,462
Machinery (2.6%)
Caterpillar, Inc.	5,300	611,673
Cummins, Inc.	1,200	144,216
Danaher Corp.	3,800	209,912
Deere & Co.	3,500	341,250
Dover Corp.	1,300	88,452
Eaton Corp.	2,800	149,884
Flowserve Corp.	100	12,662
Illinois Tool Works, Inc.	4,200	245,322

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
Ingersoll-Rand PLC	1,900	$95,950
Joy Global, Inc.	600	60,570
PACCAR, Inc.	2,100	111,531
Pall Corp.	600	35,064
Parker Hannifin Corp.	900	84,888
Timken Co.	1,000	56,390
		2,247,764
Media (3.2%)
Cablevision Systems Corp. Class A	1,200	42,276
CBS Corp. Class B	3,900	98,358
Comcast Corp. Class A	19,900	522,176
DIRECTV Class A*	5,300	257,527
Discovery Communications, Inc. Class A*§	1,600	70,816
News Corp. Class A	16,100	286,902
Omnicom Group, Inc.	1,700	83,623
The Interpublic Group of Cos., Inc.	1,400	16,450
The McGraw-Hill Cos., Inc.	1,700	68,799
The Walt Disney Co.	13,600	586,160
The Washington Post Co. Class B§	100	43,590
Time Warner Cable, Inc.	2,000	156,260
Time Warner, Inc.	7,900	299,094
Viacom, Inc. Class B	4,300	219,988
		2,752,019
Metals & Mining (1.4%)
Alcoa, Inc.	7,800	132,600
Cliffs Natural Resources, Inc.	800	74,976
Freeport-McMoRan Copper & Gold, Inc.	7,900	434,737
Newmont Mining Corp.	8,200	480,602
Nucor Corp.	1,800	84,528
United States Steel Corp.§	1,000	47,710
		1,255,153
Multi-Utilities (1.0%)
Ameren Corp.	400	11,724
CenterPoint Energy, Inc.	2,500	46,500
CMS Energy Corp.	500	9,900
Consolidated Edison, Inc.	1,700	88,604
Dominion Resources, Inc.	4,200	194,964
DTE Energy Co.	900	45,477
NiSource, Inc.§	600	11,670
NSTAR	900	41,670
PG&E Corp.	3,000	138,240
Public Service Enterprise Group, Inc.	3,000	96,510
Sempra Energy	1,400	77,140
TECO Energy, Inc.	1,500	28,905

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
Wisconsin Energy Corp.	1,300	$40,573
Xcel Energy, Inc.	2,800	68,124
		900,001
Multiline Retail (0.6%)
J.C. Penney Co., Inc.	1,400	53,830
Kohl's Corp.	2,000	105,420
Macy's, Inc.	2,400	57,384
Nordstrom, Inc.	900	42,795
Sears Holdings Corp.*§	300	25,791
Target Corp.	5,100	250,410
		535,630
Office Electronics (0.1%)
Xerox Corp.	8,200	82,738
Oil, Gas & Consumable Fuels (9.7%)
Anadarko Petroleum Corp.	2,900	228,926
Apache Corp.	2,300	306,751
Cabot Oil & Gas Corp.	600	33,768
Chesapeake Energy Corp.	4,300	144,781
Chevron Corp.	12,700	1,389,888
ConocoPhillips	10,100	797,193
Consol Energy, Inc.	1,300	70,317
Denbury Resources, Inc.*	2,400	54,168
Devon Energy Corp.	2,400	218,400
El Paso Corp.	4,100	79,581
EOG Resources, Inc.	1,600	180,656
EQT Corp.	800	42,088
Exxon Mobil Corp.	32,600	2,868,800
Hess Corp.	2,135	183,524
Marathon Oil Corp.	4,300	232,372
Massey Energy Co.§	700	47,768
Murphy Oil Corp.	1,100	85,228
Newfield Exploration Co.*	700	49,560
Noble Energy, Inc.	1,000	96,270
Occidental Petroleum Corp.	4,800	548,592
Peabody Energy Corp.	1,600	106,912
Pioneer Natural Resources Co.	700	71,561
QEP Resources, Inc.	300	12,819
Range Resources Corp.	1,000	56,450
Southwestern Energy Co.*	2,100	92,106
Spectra Energy Corp.	3,800	110,352
Sunoco, Inc.	700	29,862
Tesoro Corp.*	1,200	32,544
The Williams Cos., Inc.	3,400	112,778
Valero Energy Corp.	4,200	118,860
		8,402,875

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.1%)
International Paper Co.	2,500	$77,200
Personal Products (0.2%)
Alberto-Culver Co.	800	29,872
Avon Products, Inc.§	3,000	88,140
The Estee Lauder Cos., Inc. Class A	800	77,600
		195,612
Pharmaceuticals (5.8%)
Abbott Laboratories	14,200	738,968
Allergan, Inc.	2,500	198,900
Bristol-Myers Squibb Co.	12,100	340,010
Eli Lilly & Co.	7,200	266,472
Forest Laboratories, Inc.*	1,700	56,372
Hospira, Inc.*	1,000	56,730
Johnson & Johnson	19,400	1,274,968
Merck & Co., Inc.	21,900	787,305
Mylan, Inc.*	2,400	59,808
Pfizer, Inc.	56,800	1,190,528
Watson Pharmaceuticals, Inc.*	900	55,818
		5,025,879
Real Estate Investment Trusts (1.3%)
AvalonBay Communities, Inc.	500	63,305
Boston Properties, Inc.	800	83,624
Equity Residential	1,700	101,524
HCP, Inc.	2,800	110,936
Health Care REIT, Inc.	1,200	64,524
Host Hotels & Resorts, Inc.	3,900	69,381
Kimco Realty Corp.	800	15,632
Plum Creek Timber Co., Inc.	900	38,781
ProLogis	1,000	16,290
Public Storage	1,000	117,310
Simon Property Group, Inc.	2,200	251,988
Ventas, Inc.	300	16,779
Vornado Realty Trust	800	77,344
Weyerhaeuser Co.	3,200	73,632
		1,101,050
Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc. Class A*	2,100	56,091
Road & Rail (1.0%)
CSX Corp.	3,100	243,939
Norfolk Southern Corp.	3,000	224,040
Union Pacific Corp.	4,200	434,574
		902,553

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	2,500	$121,750
Analog Devices, Inc.	2,200	88,682
Applied Materials, Inc.	7,800	122,382
Broadcom Corp. Class A*	2,800	98,504
First Solar, Inc.*§	300	41,871
Intel Corp.	44,100	1,022,679
KLA-Tencor Corp.	1,000	43,900
Linear Technology Corp.	1,300	45,240
Microchip Technology, Inc.§	500	20,520
Micron Technology, Inc.*	5,100	57,579
NVIDIA Corp.*	3,300	66,000
Texas Instruments, Inc.	10,100	358,853
Xilinx, Inc.	1,400	48,804
		2,136,764
Software (3.5%)
Adobe Systems, Inc.*	2,600	87,230
Autodesk, Inc.*	1,200	53,976
BMC Software, Inc.*	1,000	50,230
CA, Inc.	2,200	54,098
Citrix Systems, Inc.*	1,100	92,774
Electronic Arts, Inc.*	1,800	36,324
Intuit, Inc.*	1,600	88,896
Microsoft Corp.	52,300	1,360,846
Oracle Corp.	27,600	994,980
Red Hat, Inc.*	1,100	52,217
Salesforce.com, Inc.*§	700	97,020
Symantec Corp.*	4,500	88,425
		3,057,016
Specialty Retail (1.7%)
Bed Bath & Beyond, Inc.*	1,500	84,180
Best Buy Co., Inc.§	1,900	59,318
CarMax, Inc.*	1,200	41,640
Home Depot, Inc.	11,600	430,824
Lowe's Cos., Inc.	11,700	307,125
Ltd Brands, Inc.	2,100	86,436
O'Reilly Automotive, Inc.*	800	47,248
Ross Stores, Inc.	600	44,214
Staples, Inc.	4,200	88,788
The Gap, Inc.§	2,500	58,100
Tiffany & Co.	700	48,608
TJX Cos., Inc.	2,800	150,136
		1,446,617
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	1,700	101,677
NIKE, Inc. Class B	2,700	222,264

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods
Polo Ralph Lauren Corp.	300	$39,231
VF Corp.	600	60,336
		423,508
Tobacco (1.6%)
Altria Group, Inc.	12,700	340,868
Lorillard, Inc.§	800	85,200
Philip Morris International, Inc.	12,700	881,888
Reynolds American, Inc.	2,000	74,220
		1,382,176
Trading Companies & Distributors (0.1%)
Fastenal Co.	900	60,381
WW Grainger, Inc.	100	15,160
		75,541
Wireless Telecommunication Services (0.3%)
American Tower Corp. Class A*	2,300	120,313
Sprint Nextel Corp.*	23,900	123,802
		244,115
TOTAL COMMON STOCKS (Cost $77,405,910)		85,919,505
RIGHTS (0.0%)
Pharmaceuticals (0.0%)
Sanofi-Aventis SA, expires 12/31/20* (Cost $4,708)	2,000	4,960
SHORT-TERM INVESTMENTS (2.8%)
State Street Navigator Prime Portfolio, 0.25007%§§	1,592,388	1,592,388
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/02/11	$837	837,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,429,388)		2,429,388
TOTAL INVESTMENTS AT VALUE (101.8%) (Cost $79,840,006)		88,353,853
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)		(1,532,560)
NET ASSETS (100.0%)		$86,821,293

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at April 30, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statement of Assets and Liabilities
April 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,592,388 (Cost $79,840,006) (Note 2)	$88,353,853[1]
Cash	208
Receivable for investments sold	152,708
Dividend and interest receivable	136,148
Receivable for fund shares sold	14,758
Prepaid expenses and other assets	35,796
Total Assets	88,693,471
Liabilities
Advisory fee payable (Note 3)	23,001
Administrative services fee payable (Note 3)	1,970
Shareholder servicing/Distribution fee payable (Note 3)	20,388
Payable upon return of securities loaned (Note 2)	1,592,388
Payable for fund shares redeemed	202,506
Trustees' fee payable	5,797
Payable for investments purchased	4,708
Other accrued expenses payable	21,420
Total Liabilities	1,872,178
Net Assets
Capital stock, $.001 par value (Note 6)	6,555
Paid-in capital (Note 6)	100,474,259
Undistributed net investment income	134,656
Accumulated net realized loss on investments	(22,308,024)
Net unrealized appreciation from investments	8,513,847
Net Assets	$86,821,293
Common Shares
Net assets	$13,480,812
Shares outstanding	1,015,189
Net asset value, offering price and redemption price per share	$13.28
A Shares
Net assets	$69,107,896
Shares outstanding	5,141,286
Net asset value and redemption price per share	$13.44
Maximum offering price per share (net asset value/(1-5.75%))	$14.26
B Shares
Net assets	$2,033,312
Shares outstanding	190,740
Net asset value and offering price per share	$10.66
C Shares
Net assets	$2,199,273
Shares outstanding	208,256
Net asset value and offering price per share	$10.56

1  Including $1,562,424 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statement of Operations
For the Six Months Ended April 30, 2011 (unaudited)

Investment Income (Note 2)
Dividends	$895,459
Interest	31
Securities lending	6,330
Foreign taxes withheld	(134)
Total investment income	901,686
Expenses
Investment advisory fees (Note 3)	297,762
Administrative services fees (Note 3)	58,980
Shareholder servicing/Distribution fees (Note 3)
Common Class	16,132
Class A	83,844
Class B	10,466
Class C	15,003
Transfer agent fees (Note 3)	58,517
Custodian fees	38,871
Registration fees	35,421
Legal fees	28,246
Trustees' fees	19,316
Printing fees (Note 3)	18,079
Audit and tax fees	17,809
Insurance expense	3,261
Miscellaneous expense	4,734
Total expenses	706,441
Less: fees waived (Note 3)	(99,591)
Net expenses	606,850
Net investment income	294,836
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	9,932,729
Net change in unrealized appreciation (depreciation) from investments	3,273,696
Net realized and unrealized gain from investments	13,206,425
Net increase in net assets resulting from operations	$13,501,261

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
From Operations
Net investment income (loss)	$294,836	$(281,646)
Net realized gain from investments	9,932,729	16,280,979
Net change in unrealized appreciation (depreciation) from investments	3,273,696	3,350,114
Net increase in net assets resulting from operations	13,501,261	19,349,447
From Dividends
Dividends from net investment income
Common Class shares	(26,342)	—
Class A shares	(133,838)	—
Net decrease in net assets resulting from dividends	(160,180)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,772,066	3,663,941
Reinvestment of dividends and distributions	146,648	—
Net asset value of shares redeemed	(14,767,128)[1]	(21,704,642)[2]
Net decrease in net assets from capital share transactions	(11,848,414)	(18,040,701)
Net increase in net assets	1,492,667	1,308,746
Net Assets
Beginning of period	85,328,626	84,019,880
End of period	$86,821,293	$85,328,626
Undistributed net investment income	$134,656	$0

1  Net of $272 of redemption fees retained by the Fund.

2  Net of $1,735 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$11.37	$9.11	$9.21	$22.41	$24.33	$23.84
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.04	(0.03)	(0.01)	0.01	(0.08)	0.11
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.89	2.29	(0.08)	(5.55)	2.16	2.85
Total from investment operations	1.93	2.26	(0.09)	(5.54)	2.08	2.96
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	—	—	—	(0.14)	—
Distributions from net realized gains	—	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.02)	—	(0.01)	(7.66)	(4.00)	(2.47)
Net asset value, end of period	$13.28	$11.37	$9.11	$9.21	$22.41	$24.33
Total return[3]	17.04%	24.81%	(1.02)%	(34.47)%	9.58%	13.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$13,481	$12,702	$14,325	$16,565	$57,452	$70,525
Ratio of expenses to average net assets	1.38%[4]	1.55%	1.55%	1.47%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets	0.73%[4]	(0.25)%	(0.15)%	0.09%	(0.39)%	0.47%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.12%	0.30%	—	—	—
Portfolio turnover rate	163%	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$11.51	$9.22	$9.32	$22.57	$24.44	$23.94
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	(0.03)	(0.01)	0.01	(0.08)	0.12
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.90	2.32	(0.08)	(5.60)	2.18	2.85
Total from investment operations	1.95	2.29	(0.09)	(5.59)	2.10	2.97
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	—	—	—	(0.11)	—
Distributions from net realized gains	—	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.02)	—	(0.01)	(7.66)	(3.97)	(2.47)
Net asset value, end of period	$13.44	$11.51	$9.22	$9.32	$22.57	$24.44
Total return[3]	17.00%	24.84%	(1.01)%	(34.44)%	9.61%	13.22%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$69,108	$65,650	$60,426	$79,414	$169,076	$263,006
Ratio of expenses to average net assets	1.38%[4]	1.55%	1.55%	1.47%	1.35%	1.37%
Ratio of net investment income (loss) to average net assets	0.74%[4]	(0.24)%	(0.14)%	0.10%	(0.38)%	0.47%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.12%	0.30%	—	—	—
Portfolio turnover rate	163%	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$9.14	$7.38	$7.51	$19.91	$22.07	$21.99
INVESTMENT OPERATIONS
Net investment loss[1]	(0.00)[2]	(0.08)	(0.06)	(0.07)	(0.22)	(0.06)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.52	1.84	(0.07)	(4.67)	1.93	2.61
Total from investment operations	1.52	1.76	(0.13)	(4.74)	1.71	2.55
REDEMPTION FEES	—	0.00[3]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.01)	—
Distributions from net realized gains	—	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	—	(0.00)[2]	—	—	—
Total dividends and distributions	—	—	(0.00)[2]	(7.66)	(3.87)	(2.47)
Net asset value, end of period	$10.66	$9.14	$7.38	$7.51	$19.91	$22.07
Total return[4]	16.63%	23.85%	(1.72)%	(34.96)%	8.74%	12.41%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,033	$2,241	$3,038	$3,981	$9,122	$12,465
Ratio of expenses to average net assets	2.14%[5]	2.30%	2.30%	2.23%	2.10%	2.12%
Ratio of net investment loss to average net assets	(0.01)%[5]	(1.01)%	(0.89)%	(0.65)%	(1.13)%	(0.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[5]	0.13%	0.30%	—	—	—
Portfolio turnover rate	163%	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$9.06	$7.31	$7.44	$19.80	$21.97	$21.91
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.00[2]	(0.08)	(0.06)	(0.07)	(0.22)	(0.06)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.50	1.83	(0.07)	(4.63)	1.92	2.59
Total from investment operations	1.50	1.75	(0.13)	(4.70)	1.70	2.53
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.01)	—
Distributions from net realized gains	—	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	—	(0.00)[3]	—	—	—
Total dividends and distributions	—	—	(0.00)[3]	(7.66)	(3.87)	(2.47)
Net asset value, end of period	$10.56	$9.06	$7.31	$7.44	$19.80	$21.97
Total return[4]	16.56%	23.94%	(1.73)%	(34.95)%	8.74%	12.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,199	$4,736	$6,232	$6,318	$15,305	$16,028
Ratio of expenses to average net assets	2.15%[5]	2.30%	2.30%	2.23%	2.10%	2.12%
Ratio of net investment income (loss) to average net assets	0.05%[5]	(0.99)%	(0.91)%	(0.66)%	(1.14)%	(0.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%[5]	0.12%	0.30%	—	—	—
Portfolio turnover rate	163%	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements
April 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Large Cap Blend II Fund (the "Fund"), a portfolio of the Credit Suisse Capital Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks a high level of growth of capital. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Effective May 3, 2010, the name of the Fund was changed from Small Cap Core Fund.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$85,919,505	$—	$—	$85,919,505
Rights	4,960	—	—	4,960
Short-Term Investments	1,592,388	837,000	—	2,429,388
Other Financial Instruments*	—	—	—	—
	$87,516,853	$837,000	$—	$88,353,853

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $9,407, of which $1,534 was rebated to borrowers (brokers). The Fund retained $6,330 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,543. Securities lending income is accrued as earned.

I) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the lower of 0.70% or the following tiered fee:

Annual Rate
0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2011, investment advisory fees earned and voluntarily waived were $297,762 and $99,591, respectively. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Common Class and Class A shares, and 2.05% of the Fund's average daily net assets for Class B and Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2011, co-administrative services fees earned by CSAMSI were $38,284.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $20,696.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2011, the Fund reimbursed Credit Suisse $791, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2011, CSAMSI and its affiliates advised the Fund that it retained $921 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2011, Merrill was paid $38,428 for its services by the Fund.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2011 and during the six months ended April 30, 2011, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) were $138,348,793 and $150,279,518, respectively.

At April 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $79,840,006, $8,806,033, $(292,186) and $8,513,847, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	21,569	$264,496	66,702	$702,862
Shares issued in reinvestment of dividends	2,150	25,737	—	—
Shares redeemed	(125,553)	(1,532,438)	(522,050)	(5,414,762)
Net decrease	(101,834)	$(1,242,205)	(455,348)	$(4,711,900)

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	189,704	$2,354,824	225,733	$2,383,289
Shares issued in reinvestment of dividends	9,976	120,911	—	—
Shares redeemed	(761,986)	(9,536,213)	(1,074,115)	(11,397,451)
Net decrease	(562,306)	$(7,060,478)	(848,382)	$(9,014,162)
	Class B
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	11,191	$109,387	8,176	$69,399
Shares redeemed	(65,538)	(644,218)	(174,561)	(1,457,844)
Net decrease	(54,347)	$(534,831)	(166,385)	$(1,388,445)
	Class C
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	4,123	$43,359	62,692	$508,391
Shares redeemed	(318,674)	(3,054,259)	(392,153)	(3,434,585)
Net decrease	(314,551)	$(3,010,900)	(329,461)	$(2,926,194)

On April 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	45%
Class A	1	9%
Class B	2	33%
Class C	3	56%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Large Cap Blend II Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Large Cap Blend II Fund, formerly the Credit Suisse Small Cap Core Fund (the "Fund"), including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2010, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee that is assessed at the lower of (a) 0.70% of the Fund's average daily net assets or (b) 0.875% of its average daily net assets up to $100 million, 0.75% of its average daily net assets in excess of $100 million but less than $200 million and 0.625% of its average daily net assets over $200 million ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.57% paid by the Fund after taking waivers and breakpoints into account ("Net Advisory Fee") as of September 30, 2010. The Board also considered the change in the Fund's investment strategy effective July 27, 2010. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

The Board noted that Credit Suisse proposed to increase the voluntary fee waiver so that the Fund's net expense ratio will be in line with the Lipper median.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention

Credit Suisse Large Cap Blend II Fund
Board Approval of Advisory Agreement (unaudited) (continued)

given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economics of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Large Cap Blend II Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards applied in seeking best execution, and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients. Credit Suisse confirmed there were no soft dollar arrangements during the past year.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fee were among the highest of the Expense Group, the Net Advisory Fee was near the median. The Board considered the fee to be reasonable in light of the increased voluntary fee waiver by Credit Suisse.

•  The Fund's performance was above the median of its Performance Group for the one, three and ten year periods but below the median of its Performance Group for the remaining periods. It was also above the median of its Performance Universe for the one and ten year periods, but below the median of its Performance Universe for the remaining periods. The Board noted the recent improvement in performance and the change in the Fund's investment strategy, and determined that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

Credit Suisse Large Cap Blend II Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  Aside from performance (as discussed above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  The Fund's current fee structure was considered reasonable in light of fee waivers, the Net Advisory Fee and the existence of breakpoints, which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Large Cap Blend II Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Large Cap Blend II Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse Large Cap Blend II Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

This page intentionally left blank

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB2-SAR-0411

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2011